Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
NOTE 8	-	GOODWILL

A.	The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Balance as of January 1, 2010	5,375	4,264	9,639
Changes during 2010:
Impairment	(157)	-	(157)
Translation differences	285	312	597
Balance as of December 31, 2010	5,503	4,576	10,079
Changes during 2011:
Impairment (See B. below)	(904)	-	(904)
Translation differences	(334)	(327)	(661)
Balance as of December 31, 2011	4,265	4,249	8,514

The accumulated amount of impairment loss as of January 1, 2010 was US$ 719,000.

B.	During 2011, 2010 and 2009, the Company recorded an amount of US$ 904,000, US$ 157,000 and US$ 150,000, respectively, as impairment with respect to goodwill.

The impairment amount was included in "other expenses (income), net".

The Company performed its annual impairment test as of December 31, 2011 and recorded goodwill impairment in the total amount of US$ 0.7 in connection with a certain reporting unit..  The impairment was based on valuation performed by a third party appraiser.  The material assumption used for the income approach was 3 years of projected net cash flows, a discount rate of 18.4% and a long-term growth rate of 0% (See Note 1X regarding fair value measurement).

As part of the impairment amount recognized in 2011 and 2010, the Company recorded an impairment amount of US$ 157,000 and US$ 157,000, respectively, with respect to the remaining balance of goodwill allocated to a reporting unit comprised the activities of the US subsidiary on which operates in the location based services in the US.  The impairment was based on a valuation performed by management.

See also Notes 1O and 14.